Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2011
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NVIT Multi-Manager Small Cap Value Fund
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 15, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Cap Value Fund

2.	As of the Small Cap Value Fund Effective Date, the Prospectus is revised as follows:

a.	Under the "Principal Investment Strategies" heading on page 26, the second paragraph is deleted and replaced with the following:

The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, while the other subadviser uses quantitative and fundamental analysis to enhance returns and reduce its portion's volatility. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Multi-Manager Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 15, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Cap Value Fund

2.	As of the Small Cap Value Fund Effective Date, the Prospectus is revised as follows:

a.	Under the "Principal Investment Strategies" heading on page 26, the second paragraph is deleted and replaced with the following:

The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, while the other subadviser uses quantitative and fundamental analysis to enhance returns and reduce its portion's volatility. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

NVIT Multi-Manager Small Company Fund
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 15, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Company Fund

2.	As of the Small Company Fund Effective Date, the Prospectus is revised as follows:

a.	Under the "Principal Investment Strategies" heading on page 30, the second paragraph is deleted and replaced with the following:

The Fund consists of four portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap stocks in a different manner from each other. For example, one subadviser favors a "value" style of investing, which means buying equity securities that the subadviser believes to be trading at prices that do not reflect a company's value.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Another subadviser looks for companies with high growth potential based on fundamental analysis, and a third subadviser looks for undervalued small-cap companies whose current product lines and balance sheets are strong.  NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
NVIT Multi-Manager Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000353905_SupplementTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 15, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Company Fund

2.	As of the Small Company Fund Effective Date, the Prospectus is revised as follows:

a.	Under the "Principal Investment Strategies" heading on page 30, the second paragraph is deleted and replaced with the following:

The Fund consists of four portions managed by different subadvisers. Nationwide Fund Advisors ("NFA") is the Fund's investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust"), selects the Fund's subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund's current subadvisers because they approach investing in small-cap stocks in a different manner from each other. For example, one subadviser favors a "value" style of investing, which means buying equity securities that the subadviser believes to be trading at prices that do not reflect a company's value.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Another subadviser looks for companies with high growth potential based on fundamental analysis, and a third subadviser looks for undervalued small-cap companies whose current product lines and balance sheets are strong.  NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011